Business segment information (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Reporting Segment [Line Items]
Revenue		$ 127,589	$ 138,313	$ 167,974
Non-current assets	[1]	8,319	17,965	11,602
PANAMA
Disclosure of Reporting Segment [Line Items]
Revenue		13,913	10,829	14,870
Non-current assets	[1]	6,520	15,934	9,346
MEXICO
Disclosure of Reporting Segment [Line Items]
Revenue		14,577	17,451	21,197
Non-current assets	[1]	1,495	1,702	1,828
COLOMBIA
Disclosure of Reporting Segment [Line Items]
Revenue		15,440	18,465	17,077
Non-current assets	[1]	7	16	23
BRAZIL
Disclosure of Reporting Segment [Line Items]
Revenue		17,887	27,908	34,740
Non-current assets	[1]	126	88	90
COSTA RICA
Disclosure of Reporting Segment [Line Items]
Revenue		11,115	11,814	9,752
Non-current assets	[1]	0	0	0
ECUADOR
Disclosure of Reporting Segment [Line Items]
Revenue		10,414	9,545	7,229
Non-current assets	[1]	0	0	0
ARGENTINA
Disclosure of Reporting Segment [Line Items]
Revenue		9,959	6,975	11,183
Non-current assets	[1]	37	33	51
Other [Member]
Disclosure of Reporting Segment [Line Items]
Revenue		34,284	35,326	51,926
Non-current assets	[1]	$ 134	$ 192	$ 264

[1]	Includes equipment and lesehold improvements, intangibles and investment properties.